SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Salaries and benefits	$ 674,048	$ 281,037	$ 406,361
Office and miscellaneous	625,638	787,151	1,003,146
Management and consulting fees	500,000	510,000	205,968
Professional fees	7,757,717	4,225,016	3,185,586
Director remuneration	1,279,600	1,559,022	1,800,000
Depreciation	326,839	273,297	474,697
Travel and promotion	15,073	32,604	26,460
Total	$ 11,178,915	$ 7,668,127	$ 7,102,218